Receivables and Other Current Assets - Impairment Provision (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Impairment provision at period start	€ 2,798
Impairment provision at period end	2,549	€ 2,798
Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Impairment provision at period start	2,798	2,657
Allowances	819	1,022
Transfers	(192)
Inclusion of companies		(30)
Amounts applied	(501)	(848)
Translation differences and other	(375)	(3)
Impairment provision at period end	€ 2,549	€ 2,798